Revenue - Disclosure of disaggregation of revenue by primary geographical market and major service lines (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	£ 19,070	£ 20,835	£ 17,714
Total other revenue	780	824	735
Total revenue from continuing operations	19,850	21,659	18,449
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,616	1,899	2,018
Total other revenue	79	47	10
Total revenue from continuing operations	2,695	1,946	2,028
UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,785	2,028	1,464
Total other revenue	5	5	4
Total revenue from continuing operations	1,790	2,033	1,468
UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,753	4,659	3,437
Total other revenue	0	0	0
Total revenue from continuing operations	3,753	4,659	3,437
New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,867	4,374	4,496
Total other revenue	81	53	54
Total revenue from continuing operations	3,948	4,427	4,550
New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,008	6,953	5,525
Total other revenue	86	41	36
Total revenue from continuing operations	6,094	6,994	5,561
National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,037	922	774
Total other revenue	295	361	250
Total revenue from continuing operations	1,332	1,283	1,024
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4	0	0
Total other revenue	234	317	381
Total revenue from continuing operations	238	317	381
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	9,033	9,385	7,565
Total other revenue	30	226	238
Total revenue from continuing operations	9,063	9,611	7,803
UK | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,616	1,899	2,018
Total other revenue	79	47	10
UK | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,785	2,028	1,464
Total other revenue	5	5	4
UK | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,753	4,659	3,437
Total other revenue	0	0	0
UK | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
UK | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
UK | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	878	799	646
Total other revenue	(76)	(31)	(132)
UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1	0	0
Total other revenue	22	205	356
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	10,037	11,450	10,149
Total other revenue	750	598	497
Total revenue from continuing operations	10,787	12,048	10,646
US | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,867	4,374	4,496
Total other revenue	81	53	54
US | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	6,008	6,953	5,525
Total other revenue	86	41	36
US | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	159	123	128
Total other revenue	371	392	382
US | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3	0	0
Total other revenue	212	112	25
Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,016	3,404	3,067
Transmission | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,591	1,868	1,983
Transmission | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Transmission | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	(10)	126	0
Transmission | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	73	52	52
Transmission | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	493	567	405
Transmission | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	869	791	627
Transmission | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	10,998	12,638	10,919
Distribution | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,712	1,951	1,375
Distribution | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,786	4,314	4,434
Distribution | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	5,500	6,373	5,110
Distribution | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,763	4,533	3,418
System Operator | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,763	4,533	3,418
System Operator | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	360	394	373
Generation | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	360	394	373
Generation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	293	260	310
Total other revenue	420	430	362
Other | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	25	31	35
Total other revenue	79	47	10
Other | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	73	77	89
Total other revenue	5	5	4
Other | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	19
Total other revenue	0	0	0
Other | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	8	8	10
Total other revenue	81	53	54
Other | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	15	13	10
Total other revenue	86	41	36
Other | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	168	131	147
Total other revenue	(65)	(33)	(123)
Other | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4	0	0
Total other revenue	£ 234	£ 317	£ 381